Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities

The following tables summarize the changes in fair value of our outstanding warrant liabilities, contingent earnout liability and SEPA derivative liability for the three months ended March 31, 2024 and 2023.

	Fair Value at	Change in		Fair Value at
	December 31,	Unrealized	Issuances	March 31,
Warrant Liabilities	2023	(Gains) Losses	(Settlements)	2024
Public warrants - Level 1	$9,855	$(1,574)	$—	$8,281
Private warrants - Level 2	$7,061	$(1,128)	$—	$5,933
Total	$16,916	$(2,702)	$—	$14,214

	Fair Value at	Change in		Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances	In (Out) of	March 31,
Level 3 Liabilities	2023	(Gains) Losses	(Settlements)	Level 3	2024
Contingent earnout liability	$18,632	$3,988	$—	$—	$22,620
SEPA derivative liability	$185	$181	$—	$—	$366

	Fair Value at	Change in			Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances		In (Out) of	March 31,
Level 3 Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liabilities	$369	$(1)	$(106)		$—	$262
Series B-2 tranche liabilities	$4,702	$(608)	$(881)		$—	$3,213
Series B-3 warrant liabilities	$15,819	$(1,812)	$(6,880)	(1)	$—	$7,127

(1) This amount includes settlements of $11,527, transferred to convertible preferred stock, offset by issuances of $4,647

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities for the years ended December 31, 2023 and 2022:

	Fair Value at	Change in			Net Transfer	Fair Value at
	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Level 3 Liabilities	2021	(Gains) Losses	(Settlements)		Level 3	2022
Warrant liability	$391	$(22)	$—		$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347		$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966		$—	$15,819
Warrant liability	$369	$(107)	$(262)		$—	$—
Series B-2 tranche liabilities	$4,702	$(3,200)	$(1,502)		$—	$—
Series B-3 warrant liabilities	$15,819	$(311)	$(15,508)	(1)	$—	$—
(1)	This amount includes settlements of $25,409, and final net exercise of $4,800, transferred to convertible preferred stock, offset by issuances of $14,701